Depreciation Included in Property Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation	$ 339.3	$ 299.4	$ 289.4
Cost of Sales
Property, Plant and Equipment [Line Items]
Depreciation	299.6	268.8	258.7
Selling, General and Administrative Expenses
Property, Plant and Equipment [Line Items]
Depreciation	9.5	7.3	8.0
Research, Development and Engineering Expenses, net
Property, Plant and Equipment [Line Items]
Depreciation	$ 30.2	$ 23.3	$ 22.7